Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 126,071	$ 89,799
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	22,414	20,683
Amortization of deferred drydock expenditures	2,692	2,635
Share-based compensation	3,596	2,401
Gain on vessel sold	(12,322)	0
Amortization of deferred finance fees	862	913
Gain on extinguishment	(1,432)	0
Unrealized losses on derivatives	26	31
Operating lease ROU - lease liability, net	88	12
(Profit)/loss from equity method investments	(19)	730
Deferred drydock payments	(5,796)	(5,654)
Changes in operating assets and liabilities:
Receivables	(8,846)	29,052
Prepaid expenses and other assets	446	(541)
Advances and deposits	2,273	357
Inventories	983	823
Accounts payable	5,234	(153)
Accrued expenses and other liabilities	(308)	(313)
Deferred revenue	2,445	391
Accrued interest	(939)	(300)
Net cash provided by operating activities	137,468	140,866
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	26,829	0
Payments for acquisition of vessels and vessel equipment, including deposits	(58,056)	(12,079)
Advances for ballast water treatment and scrubber systems	0	(5,353)
Payments for other non-current assets	(304)	(69)
Proceeds for equity investments	1,650
Payments for equity investments		(1,142)
Net cash (used in) investing activities	(29,881)	(18,643)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving facilities	68,585	0
Repayments of long-term debt	(1,678)	(77,480)
Repayments on revolving facilities	(91,194)	0
Repayments of finance leases	(42,262)	(1,463)
Payments for deferred finance fees	(200)	0
Payment of common share dividends	(37,517)	(40,546)
Net cash (used in) financing activities	(106,818)	(122,032)
Payment of preferred share dividends	(2,552)	(2,543)
Net increase in cash and cash equivalents	769	191
Cash and cash equivalents at the beginning of the year	46,805	50,569
Cash and cash equivalents at the end of the period	47,574	50,760
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	3,842	6,858
Cash paid during the period for interest in respect of finance leases	1,500	2,796
Cash paid during the period for operating lease liabilities (offices)	489	625
Cash paid during the period for operating lease liabilities (time charter-in contracts)	10,888	10,145
Cash paid during the period for income taxes	90	368
Non-cash financing activity. Non cash conversion from term loan to revolving facility	44,100	0
Non-cash operating activity: ROU / lease liability increase in respect of time-charter extensions	7,327	0
Non-cash financing activity: Accrued preferred dividends	578	578
Non-cash investing activity. Accruals during the period in respect of ballast water treatment systems and scrubber systems	$ 194	$ (312)